CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Millions, $ in Millions	CNY (¥) shares	USD ($) shares	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive (Loss) Income CNY (¥)	Noncontrolling Interest CNY (¥)
Balance at Dec. 31, 2016	¥ 5,184		¥ 0	¥ (107)	¥ 3,699	¥ 1,580	¥ (5)	¥ 17
Balance issued (in shares) at Dec. 31, 2016 | shares			281,379,130
Balance outstanding (in shares) at Dec. 31, 2016 | shares	278,282,366	278,282,366
Treasury shares, balance (in shares) at Dec. 31, 2016 | shares				3,096,764
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	¥ 9		¥ 0		9
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares	2,235,992	2,235,992	2,235,992
Share-based compensation	¥ 66				66
Issuance of ordinary shares under ADS lending arrangement	0		¥ 0
Issuance of ordinary shares under ADS lending arrangement (in shares) | shares			10,425,112
Capped Call options in connection with issuance of convertible senior notes	(177)				(177)
ADS lending arrangement in connection with issuance of convertible senior notes	27				27
Noncontrolling interest recognized in connection with acquisitions	4							4
Net income	1,228					1,228		0
Cash dividends declared/paid/approved	(295)					(295)
Unrealized securities holding gains, net of tax	1						1
Reclassification of realized gains to net income, net of tax	(5)						(5)
Dividends paid to noncontrolling interest holders	(3)							(3)
Capital contribution from noncontrolling interest holders	26							26
Disposal of noncontrolling interest for deconsolidation	(4)							(4)
Noncontrolling interest recognized from partial disposal	0							0
Acquisition of noncontrolling interest	(4)				0			(4)
Foreign currency translation adjustments	177						177
Balance at Dec. 31, 2017	¥ 6,234		¥ 0	¥ (107)	3,624	2,513	168	36
Balance issued (in shares) at Dec. 31, 2017 | shares			294,040,234
Balance outstanding (in shares) at Dec. 31, 2017 | shares	280,518,358	280,518,358
Treasury shares, balance (in shares) at Dec. 31, 2017 | shares				3,096,764
Increase (Decrease) in Stockholders' Equity
Cumulative effect of the adoption of ASU | ASU 2016-01						41	(41)
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	¥ 14		¥ 0		14
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares	2,557,654	2,557,654	2,557,654
Share-based compensation	¥ 83				83
Noncontrolling interest recognized in connection with acquisitions	150							150
Net income	727					716		11
Cash dividends declared/paid/approved	(660)					(660)
Dividends paid to noncontrolling interest holders	(5)							(5)
Capital contribution from noncontrolling interest holders	29							29
Acquisition of noncontrolling interest	(84)				(8)			(76)
Foreign currency translation adjustments	(169)						(169)
Balance at Dec. 31, 2018	¥ 6,319		¥ 0	¥ (107)	3,713	2,610	(42)	145
Balance issued (in shares) at Dec. 31, 2018 | shares	296,597,888	296,597,888	296,597,888
Balance outstanding (in shares) at Dec. 31, 2018 | shares	283,076,012	283,076,012
Treasury shares, balance (in shares) at Dec. 31, 2018 | shares	3,096,764	3,096,764		3,096,764
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	¥ 14		¥ 0		14
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares	2,826,597	2,826,597	2,826,597
Share-based compensation	¥ 110				110
Net income	1,761	$ 253				1,769		(8)
Cash dividends declared/paid/approved	(678)					(678)
Dividends paid to noncontrolling interest holders	(5)							(5)
Capital contribution from noncontrolling interest holders	22							22
Disposal of noncontrolling interest for deconsolidation	3							3
Acquisition of noncontrolling interest	(39)				(3)			(36)
Foreign currency translation adjustments	(7)	(1)					(7)
Balance at Dec. 31, 2019	¥ 7,500	$ 1,078	¥ 0	¥ (107)	¥ 3,834	¥ 3,701	¥ (49)	¥ 121
Balance issued (in shares) at Dec. 31, 2019 | shares	299,424,485	299,424,485	299,424,485
Balance outstanding (in shares) at Dec. 31, 2019 | shares	285,902,609	285,902,609
Treasury shares, balance (in shares) at Dec. 31, 2019 | shares	3,096,764	3,096,764		3,096,764